As filed with the U.S. Securities and Exchange Commission on July 27, 2010

Registration No. 333-152409

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

SEC File No 811-5130

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST EFFECTIVE AMENDMENT NO. 4 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 18 [X]

John Hancock Life Insurance Company (U.S.A.) Separate Account N

(Exact Name of Registrant)

John Hancock Life Insurance Company (U.S.A.)

(Name of Depositor)

197 Clarendon Street

Boston, MA 02116

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number: 617-572-6000

JAMES C. HOODLET, ESQ.

John Hancock Life Insurance Company (U.S.A.)

U.S. INSURANCE LAW

JOHN HANCOCK PLACE

BOSTON, MA 02117

(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on May 3, 2010 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]	on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed amendment

The purpose of this amendment to the registration statement is solely to file the prospectus supplement that is included in this amendment. This amendment does not delete, supersede, or modify any prospectus, statement of additional information, exhibit, or other information or material contained in the registration statement as in effect immediately prior to the filing of this amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Supplement dated July 27, 2010

to

Prospectuses dated May 3, 2010

This supplement is to accompany the prospectuses for variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York entitled “Corporate VUL.”

I. SURRENDER FEE

This supplement describes a Surrender fee we deduct from your policy value if you request a withdrawal from the policy or you surrender the policy (if such surrender is not subject to a Replacement fee) during the first 7 policy years. The Surrender fee is applicable only to policies issued with a Surrender Fee Endorsement, which we may also refer to as the “Early Termination Fee Endorsement.” We may also refer to the Surrender fee as the “Early Termination fee.”

We amend and restate the first paragraph under the “Summary of policy benefits – Surrender of the policy” section of your prospectus to read as follows:

You may surrender the policy in full at any time. If you do, we will pay you the policy value, less any outstanding policy debt, and less any Surrender fee that applies. This is called your “net cash surrender value.” You must return your policy when you request a surrender.

We amend and restate the “Transaction Fees” table of your prospectus as follows:

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum deferred premium charge	Upon making a premium payment (charge deducted monthly over a ten year period beginning in the policy year following the premium payment)(1)	0.13% monthly for ten policy years for each premium payment

Maximum transfer fee	Upon each transfer into or out of an investment account beyond an annual limit of not less than twelve	$25 (currently $0)(2)

Replacement fee(3)	Upon a policy replacement or 1035 exchange for the first ten policy years

Minimum charge		$3.37 per $1,000 of Total Face Amount

Maximum charge		$37.69 per $1,000 of Total Face Amount

Charge for representative insured person		$12.60 per $1,000 of Total Face Amount

Surrender fee(4)	Upon a withdrawal or surrender of the policy (if such surrender is not subject to a Replacement fee) during the first 7 policy years

Minimum charge		$1.05 per $1,000 of Total Face Amount

Maximum charge		$14.63 per $1,000 of Total Face Amount

Charge for representative insured person		$2.88 per $1,000 of Total Face Amount

(1)	At the end of the first and every policy year thereafter, we calculate a deferred premium charge on the basis of the total of the premiums paid during that policy year, multiplied by a rate not to exceed 0.13% (15% on a cumulative basis). The premium charge is then deducted monthly over ten policy years in 120 equal monthly amounts beginning in the policy year following the premium payment.
(2)	This charge is not currently imposed, but we reserve the right to do so in the policy.
(3)	A Replacement fee is imposed for the first ten policy years if you surrender your policy in connection with the purchase of a replacement policy, including a replacement intended to qualify as a tax free exchange under Section 1035 of the Internal Revenue Code. The fee is a percentage of the premiums we receive in the first policy year that do not exceed the Replacement Fee Calculation Limit stated in your policy. The percentage applied is dependent upon the policy year during which the replacement occurs and grades down proportionately at the beginning of each policy month until it reaches zero. The Replacement Fee Calculation Limit varies by issue age, sex and amounts of Base Face Amount and Supplemental Face Amount elected at issue. The maximum rate shown in the table is for a 70 year old male with all Base Face Amount. The minimum rate shown in the table is for a 20 year old female with 10% Base Face Amount and 90% Supplemental Face Amount. The representative insured person referred to in the table is for a 45 year old male with 50% Base Face Amount and 50% Supplemental Face Amount.
(4)	This fee is applicable only to policies issued with the Surrender Fee Endorsement. The fee deducted will be equal to the percentage shown in your policy multiplied by the lesser of either the sum of premiums paid to date at the time the fee is applied or the Calculation Limit shown in your policy. The Calculation Limit varies by issue age, sex of the insured person and policy duration. The minimum rate shown in the table is for a 20 year old female; the maximum rate is for a 90 year old male; and the rate for representative insured person referred to in the table is for a 45 year old male. The fees shown in the table are the amounts that would apply to a surrender in the first policy year assuming the premiums that have been paid are equal to the Calculation Limit in the first policy year. See “Description of charges at the policy level – Deductions from policy value” or contact your John Hancock representative for more information about whether this fee will be applicable to your policy.

We amend and restate the “Surrenders and withdrawals” section of your prospectus as follows:

Surrender

You may surrender your policy in full at any time. If you do, we will pay you the policy value, less any policy debt, and less any Surrender fee that applies (as described below). This is called your “net cash surrender value.” If you surrender your policy in connection with the purchase of a replacement policy, including a replacement intended to qualify as a tax free exchange under Section 1035 of the Internal Revenue Code, there may also be a Replacement fee deducted from the net cash surrender value. Also, if your policy is issued with the Surrender Fee Endorsement, we will deduct a Surrender fee from the net cash surrender value if you surrender your policy during the first 7 policy years, provided the surrender is not subject to a Replacement fee (see “Surrender fee”). You must return your policy when you request a surrender. We will process surrenders on the day we receive the surrender request (unless such day is not a business day, in which case we will process surrenders as of the business day next following the date of the receipt).

Withdrawals

After the first policy year, you may make a withdrawal of part of your net cash surrender value once in each policy month. Generally, each withdrawal must be at least $500. We will automatically reduce the policy value of your policy by the amount of the withdrawal. Unless otherwise specified by you, each account (fixed and investment) will be reduced in the same proportion as the policy value is then allocated among them. We will not permit a withdrawal if it would cause your net cash surrender value to fall below three months’ worth of monthly deductions (see “Deductions from policy value”). We also reserve the right to refuse any withdrawal that would cause the policy’s Total Face Amount to fall below $100,000 or the Base Face Amount to fall below $50,000. Also, if your policy is issued with the Surrender Fee Endorsement, there may be a pro-rata surrender fee deducted from your policy value (see “Surrender fee”).

Because it reduces the policy value, any withdrawal will reduce your death benefit under either Option 1 or Option 2 (see “The death benefit”). Under Option 1, such a withdrawal may also reduce the Total Face Amount. Generally, any such reduction in the Total Face Amount will be implemented by first reducing any Supplemental Face Amount then in effect. You should consider a number of factors in determining whether to continue coverage in the form of Base Face Amount or Supplemental Face Amount (see “Base Face Amount vs. Supplemental Face Amount”). If such a reduction in Total Face Amount would cause the policy to fail the Internal Revenue Code’s definition of life insurance, we will not permit the withdrawal.

We amend the “Description of charges at the policy level – Deductions from policy value” section of your prospectus by adding the following disclosure:

Surrender fee – In states where approved, we will automatically issue the Surrender Fee Endorsement with all new policies described in this prospectus that we determine according to our underwriting standards present a heightened risk of early termination. These standards will be (i) designed to identify cases that expose us to potential increased costs resulting from early surrenders or withdrawals, (ii) will be uniformly applied and reasonable, and (iii) will not unfairly discriminate against any purchaser. For example, we will take into account factors such as the nature of the purchaser (individual or corporate), the size and business type of any corporate purchaser, and the purposes for which the insurance is being purchased.

If your policy is issued with the Surrender Fee Endorsement, we will assess a fee upon the surrender of your policy during the first 7 policy years (if such surrender is not subject to a Replacement fee). The charge deducted will be equal to the percentage shown in your policy multiplied by the lesser of either the sum of premiums paid to date at the time the charge is applied or the Calculation Limit shown in your policy. The Calculation Limit varies by issue age, sex of the insured person and policy duration. The percentage applied is dependent upon the policy year during which the transaction occurs.

For example, assume a policy owner with the Surrender Fee Endorsement requests a full surrender in policy year 5, where the Calculation Limit equals $60,000, the total premiums paid to date equals $50,000 and the applicable Surrender fee percentage for policy year 5 is 3%. The resulting Surrender fee for the full surrender will equal $1,500 (3% multiplied by the lesser of $60,000 or $50,000). No Replacement fee is assessed.

A pro-rata portion of the Surrender fee will be deducted upon a request for a withdrawal during the first 7 policy years. The pro-rata Surrender fee is equal to the Surrender fee at the time of the withdrawal multiplied by the ratio of (a) divided by (b); where (a) and (b) equal the following:

(a) is the lesser of:

(1)	the amount of the withdrawal currently being taken, or

(2)	the excess, if any, of the sum of all premiums paid to date at the time of the withdrawal, minus the sum of all withdrawals previously taken; and

(b) is the sum of all premiums paid to date at the time of the withdrawal.

The sum of all pro-rata Surrender fees applicable to withdrawals will never exceed the amount of the Surrender fee at the time of the withdrawal. We will deduct any applicable pro-rata Surrender fee in the same manner that we deduct monthly deductions. If a Replacement fee will be deducted with respect to the surrender of this policy, any pro-rata portion of the Surrender fee which has been deducted during the first 7 policy years will be subtracted from the amount of the Replacement fee which would otherwise be deducted.

For example, assume a policy owner with the Surrender Fee Endorsement has taken a withdrawal for which we assessed a pro-rata Surrender fee of $1,000. If the policy is later replaced or exchanged after the Surrender fee charge period, and the applicable Replacement fee is determined to be $3,000, then we would assess a reduced Replacement fee equal to $2,000 ($3000-$1000).

II. ALLOCATIONS AND TRANSFERS

For policies issued with the “Allocations and Transfers Endorsement,” this supplement describes the yearly maximum for:

i) combined premium and transfers of policy value to the fixed account(s) and ii) transfers of policy value to or from an investment account.

We amend the “The fixed account” and “Premiums – Maximum premium payment” sections of your prospectus by adding the following disclosure:

In states where approved, we will automatically issue all new policies described in this prospectus with the Allocations and Transfers Endorsement. This endorsement limits the combined amount of premiums and policy value that may be allocated and/or transferred to all fixed account(s) under your policy (and certain other policies), as described under the “Policy value – Transfers of existing policy value” section of your prospectus.

We amend the “Policy Value – Transfers of existing policy value” section of your prospectus by adding the following disclosure:

Yearly maximum for allocations and transfers to the fixed account(s)

In states where approved, we will automatically issue all new policies described in this prospectus with the Allocations and Transfers Endorsement. This endorsement limits the combined amount of premiums and policy value under your policy (and certain other policies) that may be allocated and/or transferred to all fixed account(s) to $1,000,000 during the most recent 12 calendar months.

The above limit applies in aggregate to all policies of the same plan name in which you have an ownership interest (including policies owned by entities associated with you) and/or for which premiums are paid by a single payor (including entities associated with such payor). Any excess over such limit will be allocated or transferred to your other investment accounts according to your most recent allocation instructions. Any exceptions to the above limit will be made pursuant to uniform standards applied to all policyholders subject to this restriction.

Yearly maximum for transfers to and from an investment account

In states where approved, we will automatically issue all new policies described in this prospectus with the Allocations and Transfers Endorsement. This endorsement limits the amount of policy value under your policy (and certain other policies) that may be transferred to or from an investment account to $1,000,000 during the most recent 12 calendar months.

The above limit applies in aggregate to all policies of the same plan name in which you have an ownership interest (including policies owned by entities associated with you) and/or for which premiums are paid by a single payor (including entities associated with such payor). Any exceptions to the above limit will be made pursuant to uniform standards applied to all policyholders subject to this restriction.

All other terms and conditions, including transfer restrictions, described in your policy and prospectus remain unchanged.

If you need additional information, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus. You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

CVUL Prod Supp 7/2010

PART C OTHER INFORMATION

Item 26. Exhibits

The following exhibits are filed as part of this Registration Statement:

(a)	Resolution of Board of Directors establishing Separate Account N, incorporated by reference to file number 333-152409, filed with the Commission on April 29, 2010.

(b)	Not applicable.

(c)	(1) Distribution Agreement and Servicing Agreement between John Hancock Distributors and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission on April 7, 2009.

(2)	Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) John Hancock Life Insurance Company of New York, John Hancock Distributors, incorporated by reference to pre-effective amendment number 2, file number 333-148991, filed with the Commission on October 7, 2008. List of third party broker-dealer firms included as Attachment A, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission in April 2010.

(d)(1) Specimen Flexible Premium Variable Life Insurance policy, incorporated by reference to pre-effective amendment number 2 file number 333-152409 filed with the Commission on November 12, 2008. Form of Policy Endorsement dated 2009 is incorporated by reference to post-effective amendment file number 333-152409, filed with the Commission in April, 2009. Forms of July, 2010 Policy Endorsements, filed herewith.

(2)	Specimen Accelerated Benefit Rider, incorporated by reference to pre-effective amendment number 2 file number 333-152409 filed with the Commission on November 12, 2008.

(3)	Specimen Change of Life Insured Rider, incorporated by reference to pre-effective amendment number 2 file number 333-152409 filed with the Commission on November 12, 2008.

(4)	Specimen Overloan Protection Rider. Incorporated by reference to pre-effective amendment number 2 file number 333-152409 filed with the Commission on November 12, 2008.

(5)	Specimen Return of Premium Death Benefit Rider. Incorporated by reference to pre-effective amendment number 2 file number 333-152409 filed with the Commission on November 12, 2008.

(e)	Specimen policy application. Incorporated by reference to pre-effective amendment number 2 file number 333-152409 filed with the Commission on November 12, 2008.

(f)	(1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992, incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(a)	Amendment to the Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to pre-effective amendment no. 1 file number 333-126668, filed with the Commission on October 12, 2005.

(b)	Amendment to the Articles of Redomestication effective January 1, 2005, incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(2)	By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992, incorporated by reference to pre-effective amendment no. 1 file number 333-126668, filed with the Commission on October 12, 2005.

(a)	Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000, incorporated by reference to pre-effective amendment no. 1 file number 333-126668, filed with the Commission on October 12, 2005.

(b)	Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999, incorporated by reference to pre-effective amendment no. 1 file number 333-126668, filed with the Commission on October 12, 2005.

(c)	Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

        (g) (1) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Optimum Re Insurance Company incorporated by reference to pre-effective amendment number 2 file number 333-152406, filed with the Commission on November 21, 2008.

        (g) (2) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Transamerica Financial Life Insurance Company, incorporated by reference to pre-effective amendment number 2 file number 333-152406, filed with the Commission on November 21, 2008.

(g) (3) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Munich American Reassurance Company, incorporated by reference to pre-effective amendment number 2 file number 333-152406.

(g) (4) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Generali USA Life Reassurance Company, incorporated by reference to pre-effective amendment number 2 file number 333-152406, filed with the Commission on November 21, 2008.

(g) (5) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Hannover Life Reassurance Company of America, incorporated by reference to pre-effective amendment number 2 file number 333-152406, filed with the Commission on November 21, 2008.

(g) (6) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Swiss Re Life & Health America Inc., incorporated by reference to pre-effective amendment number 2 file number 333-152406, filed with the Commission on November 21, 2008.

(h)(1) Participation Agreement among the Manufacturers Insurance Company (U.S.A.), the Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment no. 1 file number 333-126668, filed with the Commission on October 12, 2005.

(2)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment no. 1 file number 333-126668, filed with the Commission on October 12, 2005.

(3)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to the Initial Registration Statement file number 333-164150 filed with the Commission on January 4, 2010.

4)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(5)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(i)	(1) Service Agreement between John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company dated April 28, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(j)	Not applicable.

(k)	Opinion and consent of counsel regarding the legality of the securities being registered, included in Registrant’s pre-effective amendment, filed with the Commission on November 21, 2008.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consents of Independent Registered Public Accounting Firm, included in the Registrant’s prior post-effective amendment, filed with the Commission on April 29, 2010.

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to Exhibit A(6) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

Powers of Attorney

(i)	Powers of Attorney for James R. Boyle and Rex Schlaybaugh, Jr., are incorporated by reference to Registrant’s pre-effective amendment filed with the Commission on November 12, 2008 and Power of Attorney for Scott S. Hartz is incorporated by reference to Registrant’s post-effective amendment filed with the Commission on April 27, 2009.

(ii)	Powers of Attorney for James D. Gallagher and John G. Vrysen, incorporated by reference to file number 333-152409, filed with the Commission on April 29, 2010.

(iii)	Power of Attorney for Steven Finch, filed herewith.

Item 27. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Name and Principal Business Address	Position with Depositor
Directors
Thomas Borshoff
536 Stone Road
Pittsford, NY 14534	Director
James R. Boyle
601 Congress Street
Boston, MA 02210	Director and President
Steven Finch
197 Clarendon Street
Boston, MA 02116	Director and Executive Vice President
Ruth Ann Fleming
205 Highland Avenue
Short Hills, NJ 07078	Director
James D. Gallagher
601 Congress Street
Boston, MA 02210	Director and Executive Vice President
Scott S. Hartz
197 Clarendon Street	Director, Executive Vice President and Chief Investment
Boston, MA 02116	Officer - U.S. Investments
Rex E. Schlaybaugh, Jr.
400 Renaissance Center
Detroit, Michigan 48243	Director
John G. Vrysen
601 Congress Street
Boston, MA 02210	Director and Senior Vice President
Executive Vice Presidents
Jonathan Chiel*	and General Counsel
Marc Costantini*
Marianne Harrison**
Peter Levitt****	and Treasurer
Katherine MacMillan****
Stephen R. McArthur***
Hugh McHaffie*
Senior Vice Presidents
Bob Diefenbacher**
Peter Gordon**
Allan Hackney*	and Chief Information Officer
Naveed Irshad***
Gregory Mack†
Ronald J. McHugh*
Lynne Patterson*	and Chief Financial Officer
Craig R. Raymond*
Diana L. Scott*
Alan R. Seghezzi**
Bruce R. Speca*
Tony Teta**
Brooks Tingle**
Vice Presidents
Emanuel Alves*	Counsel and Corporate Secretary
Roy V. Anderson*
John C. S. Anderson**
Arnold Bergman*
Stephen J. Blewitt**
Robert Boyda*
John E. Brabazon**
George H. Braun**

Name and Principal Business Address	Position with Depositor
Thomas Bruns††
Tyler Carr*
Robert T. Cassato*
Joseph Catalano†††
Philip Clarkson**
Kevin J. Cloherty*
Brian Collins**
Art Creel*
George Cushnie****
John J. Danello*
Willma Davis**
Anthony J. Della Piana**
Brent Dennis**
Robert Donahue*****
Lynn L. Dyer**	Counsel and Chief Compliance Officer - U.S. Investments
John Egbert*
David Eisan*****
Edward Eng****
Carol Nicholson Fulp*
Paul Gallagher**
Wayne A. Gates*****
Ann Gencarella**
Richard Harris***	and Appointed Actuary
John Hatch*
Dennis Healy**
Kevin Hill**
E. Kendall Hines**
Eugene Xavier Hodge, Jr.**
James C. Hoodlet**
Terri Judge**
Roy Kapoor****
Mitchell Karman**	and Chief Compliance Officer & Counsel
Frank Knox*	and Chief Compliance Officer - Retail Funds/Separate Accounts
Jonathan Kutrubes*
Cynthia Lacasse**
Denise Lang***
Robert Leach*
David Longfritz*
Nathaniel I. Margolis**
John Maynard**
Steven McCormick****
Janis K. McDonough**
Scott A. McFetridge**
William McPadden**
Peter J. Mongeau**
Steven Moore****
Curtis Morrison**
Colm D. Mullarkey**
Tom Mullen*
Scott Navin**
Nina Nicolosi*
James O’Brien**
Frank O’Neill*
Jacques Ouimet**
Gary M. Pelletier**
Steven Pinover*
David Plumb**
Krishna Ramdial****	and Treasury

Name and Principal Business Address	Position with Depositor
S. Mark Ray**
Jill Rebman***
Mark Rizza*
Ian R. Roke*
Andrew Ross****
Thomas Samoluk*
Martin Sheerin**
Gordon Shone*
Jonnie Smith††††
Yiji S. Starr*
Gaurav Upadhya***
Simonetta Vendittelli*****
Peter de Vries†††††
Karen Walsh*
Linda A. Watters*
Joseph P. Welch**
Jeffery Whitehead*	and Controller
Henry Wong**
Randy Zipse**

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 380 Stuart Street, Boston, MA 02117

†Principal Business is 6400 Sheridan Drive, Williamsville, NY 14221

††Principal Business is 2001 Butterfield Road, Downers Grove, Illinois 60515

†††Principal Business is 333 West Everett Street, Milwaukee, Wisconsin 53203

††††Principal Business is 164 Corporate Drive, Portsmouth, NH 03801

†††††Principal Business is 200 Berkeley Street, Boston, MA 02116

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Registrant is a separate account of John Hancock USA, operated as a unit investment trust. Registrant supports benefits payable under John Hancock USA’s variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Trust and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.

A list of persons directly or indirectly controlled by or under common contract with John Hancock USA appears below:

Subsidiary Name

AIMV, LLC (Delaware)

Baystate Investments, LLC (Delaware)

Declaration Management & Research LLC (Delaware)

Essex Corporation (New York)

Essex Holding Company, Inc. (New York)

Frigate, LLC (Delaware)

Fusion Clearing, Inc (New York)

Hancock Capital Investment Management, LLC (Delaware)

Hancock Capital Investment IV LLC (Delaware)

Hancock Capital Management, LLC (Delaware)

Hancock Forest Management (NZ) Limited (New England)

Hancock Forest Management, Inc. (Delaware)

Hancock Mezzanine Investments, LLC (Delaware)

Hancock Mezzanine Investments II, LLC (Delaware)

Hancock Mezzanine Investments III, LLC (Delaware)

Hancock Natural Resource Group Australia Pty Limited (Australia)

Hancock Natural Resource Group, Inc. (Delaware)

Hancock Venture Partners, Inc. (Delaware)

HVP Special Purpose Sub I, Inc. (Delaware)

HVP Special Purpose Sub II, Inc. (Delaware)

HVP-Russia, Inc. (Delaware)

International Forest Investments Ltd. (Cayman Islands)

JH Networking Insurance Agency, Inc. (Massachusetts)

JHFS One Corp. (Massachusetts)

JHLICO CIP Investments, LLC (Delaware)

John Hancock Advisers LLC(Delaware)

John Hancock Assignment Company (Delaware)

John Hancock Distributors LLC (Delaware)

John Hancock Energy Resources Management Inc. (Delaware)

John Hancock Financial Network, Inc. (Massachusetts)

John Hancock Funds LLC (Delaware)

John Hancock Investment Management Services, LLC (Delaware)

John Hancock Life & Health Insurance Company (Delaware)

John Hancock Life Insurance Company of New York

John Hancock Leasing Corporation (Delaware)

John Hancock Property and Casualty Holding Company (Delaware)

John Hancock Real Estate Finance, Inc. (Delaware)

John Hancock Realty Advisors, Inc. (Delaware)

John Hancock Realty Management Inc. (Delaware)

John Hancock Signature Services, Inc.(Delaware)

John Hancock Subsidiaries LLC (Delaware)

John Hancock Timber Resource Corporation (Delaware)

JHUSA CIP Investments, LLC (Delaware)

Long Term Care Partners, LLC (Delaware)

LR Company, LLC (Delaware)

LVI, LLC (Delaware)

Manulife Service Corporation (Colorado)

MFC Global Investment Management (U.S.A.) LLC (Delaware)

New Amsterdam Insurance Agency, Inc. (New York)

P.T. Timber Inc.(New Jersey)

Signator Insurance Agency, Inc. (Massachusetts)

Signator Investors, Inc. (Delaware)

Signature Management Co., Ltd. (Bermuda)

The Berkeley Financial Group LLC (Delaware)

Viking Timber Gerenciamento De Florestas Do Brasil (Brazil)

Item 29. Indemnification

The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC (“JH Distributors”) and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless JH Distributors and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Set forth below is information concerning other investment companies for which JH Distributors, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Variable Annuity Account R	Principal Underwriter
John Hancock Variable Annuity Account T	Principal Underwriter
John Hancock Variable Annuity Account W	Principal Underwriter
John Hancock Variable Annuity Account X	Principal Underwriter
John Hancock Variable Annuity Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account A	Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JH Distributors and the following comprise the Board of Managers and Officers of JH Distributors as of April 1, 2010.

Name	Title
Edward Eng****	Board Manager
Steven A. Finch**	Board Manager
Lynne Patterson*	Board Manager
Christopher Walker***	Board Manager
Karen Walsh*	Board Manager
Emanuel Alves*	Secretary
Philip Clarkson**	Vice President, U.S. Taxation
Brian Collins***	Vice President, U.S. Taxation
David Crawford***	Assistant Secretary Vice President, Product Development Retirement Plan
Edward Eng****	Services
Steven A. Finch**	Chairman
Peter Levitt****	Senior Vice President, Treasurer
Heather Justason***	Chief Operating Officer
Jeff Long*	Financial Operations Principal
Declan O’Beirne**	Chief Financial Officer
Kathleen Pettit**	Assistant Vice President and Chief Compliance Officer
Krishna Ramdial****	Vice President, Treasury
Pamela Schmidt**	General Counsel
Karen Walsh*	President and Chief Executive Officer

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

(c) John Hancock Distributors LLC

The information contained in the section titled “Principal Underwriter and Distributor” in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).

Item 31. Location of Accounts and Records

The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant’s depositor keeps all other records required by Section 31 (a) of the Act.

Item 32. Management Services

All management services contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston, Massachusetts, as of the 27th day of July, 2010.

John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:	/s/ James R. Boyle

James R. Boyle
Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)

By:	/s/ James R. Boyle
James R. Boyle
Principal Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 27th day of July, 2010.

Signatures	Title

/s/ Jeffery J. Whitehead Jeffery J. Whitehead	Vice President and Controller

/s/ Lynne Patterson Lynne Patterson	Senior Vice President and Chief Financial Officer

* James R. Boyle	Director

*	Director
Steven Finch

* James D. Gallagher	Director

* Scott S. Hartz	Director

* Rex Schlaybaugh, Jr.	Director

* John G. Vrysen	Director

/s/James C. Hoodlet James C. Hoodlet
*Pursuant to Power of Attorney